Condensed Statements of Stockholders’ Deficit (Unaudited) - USD ($)	Common Stock Surfside Acquisition Inc.	Common Stock	Additional Paid-In Capital	Accumulated Deficit Surfside Acquisition Inc.	Accumulated Deficit	Surfside Acquisition Inc.	Total
Balance at Dec. 31, 2022	$ 500			$ (62,326)		$ (61,826)
Balance (in Shares) at Dec. 31, 2022	5,000,000
Issuance of common stock to founders		$ 40					$ 40
Issuance of common stock to founders (in Shares)		400,000
Stock-based compensation - restricted stock		$ 3					3
Stock-based compensation - restricted stock (in Shares)		29,235
Net loss				(47,625)	(630,235)	(47,625)	(630,235)
Balance at Dec. 31, 2023	$ 500	$ 43		(109,951)	(630,235)	$ (109,451)	$ (630,192)
Balance (in Shares) at Dec. 31, 2023	5,000,000	429,235				5,000,000	429,235
Net loss				(11,291)		$ (11,291)
Balance at Mar. 31, 2024	$ 500			(121,242)		(120,742)
Balance (in Shares) at Mar. 31, 2024	5,000,000
Balance at Dec. 31, 2023	$ 500	$ 43		(109,951)	(630,235)	$ (109,451)	$ (630,192)
Balance (in Shares) at Dec. 31, 2023	5,000,000	429,235				5,000,000	429,235
Stock-based compensation - restricted stock		$ 51	140,679				$ 140,730
Stock-based compensation - restricted stock (in Shares)		507,500
Net loss					(2,129,151)	$ (22,752)	(2,129,151)
Balance at Jun. 30, 2024	$ 500	$ 94	140,679	(132,703)	(2,759,386)	(132,203)	(2,618,613)
Balance (in Shares) at Jun. 30, 2024	5,000,000	936,735
Balance at Dec. 31, 2023	$ 500	$ 43		(109,951)	(630,235)	$ (109,451)	$ (630,192)
Balance (in Shares) at Dec. 31, 2023	5,000,000	429,235				5,000,000	429,235
Stock-based compensation - restricted stock		$ 51	146,276				$ 146,327
Stock-based compensation - restricted stock (in Shares)		513,000
Net loss				(44,810)	(8,029,236)	$ (44,810)	(8,029,236)
Balance at Dec. 31, 2024	$ 500	$ 94	146,276	(154,761)	(8,659,471)	$ (154,261)	$ (8,513,101)
Balance (in Shares) at Dec. 31, 2024	5,000,000	942,235				5,000,000	942,235
Balance at Mar. 31, 2024	$ 500			(121,242)		$ (120,742)
Balance (in Shares) at Mar. 31, 2024	5,000,000
Net loss				(11,461)		(11,461)
Balance at Jun. 30, 2024	$ 500	$ 94	140,679	(132,703)	(2,759,386)	(132,203)	$ (2,618,613)
Balance (in Shares) at Jun. 30, 2024	5,000,000	936,735
Balance at Dec. 31, 2024	$ 500	$ 94	146,276	(154,761)	(8,659,471)	$ (154,261)	$ (8,513,101)
Balance (in Shares) at Dec. 31, 2024	5,000,000	942,235				5,000,000	942,235
Net loss				(11,263)		$ (11,263)
Balance at Mar. 31, 2025	$ 500			(166,024)		(165,524)
Balance (in Shares) at Mar. 31, 2025	5,000,000
Balance at Dec. 31, 2024	$ 500	$ 94	146,276	(154,761)	(8,659,471)	$ (154,261)	$ (8,513,101)
Balance (in Shares) at Dec. 31, 2024	5,000,000	942,235				5,000,000	942,235
Stock-based compensation - restricted stock, net of repurchases			11,273				$ 11,273
Stock-based compensation - restricted stock, net of repurchases (in Shares)		(3,668)
Change in par value to $0.01 per share		$ 9,292	(9,292)
Net loss					(7,136,460)	$ (24,037)	(7,136,460)
Balance at Jun. 30, 2025	$ 500	$ 9,386	148,257	(178,798)	(15,795,931)	$ (178,298)	$ (15,638,288)
Balance (in Shares) at Jun. 30, 2025	5,000,000	938,567				5,000,000	938,567
Balance at Mar. 31, 2025	$ 500			(166,024)		$ (165,524)
Balance (in Shares) at Mar. 31, 2025	5,000,000
Net loss				(12,774)		(12,774)
Balance at Jun. 30, 2025	$ 500	$ 9,386	$ 148,257	$ (178,798)	$ (15,795,931)	$ (178,298)	$ (15,638,288)
Balance (in Shares) at Jun. 30, 2025	5,000,000	938,567				5,000,000	938,567